Segmented Information (Tables)	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Schedule of Operating Segments

The Company’s reportable operating segments, which are the components of the Company’s business where separate financial information is available and which are evaluated on a regular basis by the Company’s Chief Executive Officer (“CEO”), who is the Company’s chief operating decision maker, for the purpose of assessing performance, are summarized in the tables below:

Three Months Ended June 30, 2018
(in thousands)	Sales	Cost of Sales	Depletion	Gross Margin	Gain on Disposal	Net Earnings	Cash Flow From Operations	Total Assets
Silver
San Dimas [1]	$17,673	$4,622	$1,567	$11,484	$245,715	$257,199	$13,051	$—
Peñasquito	25,315	6,452	4,572	14,291	—	14,291	18,863	395,052
Antamina	23,736	4,676	12,369	6,691	—	6,691	19,060	732,979
Constancia	6,826	2,418	2,927	1,481	—	1,481	4,409	254,773
Other [2]	25,097	8,939	5,279	10,879	—	10,879	16,014	511,851

Total silver interests	$98,647	$27,107	$26,714	$44,826	$245,715	$290,541	$71,397	$1,894,655

Gold
Sudbury [3]	$5,778	$1,760	$3,498	$520	$—	$520	$4,020	$372,366
Salobo	92,327	28,294	27,316	36,717	—	36,717	64,033	2,760,314
Constancia	2,857	869	812	1,176	—	1,176	1,989	120,025
San Dimas [1]	4,733	2,243	2,079	411	—	411	2,490	218,158
Other [4]	8,058	2,307	2,075	3,676	—	3,676	5,850	26,950

Total gold interests	$113,753	$35,473	$35,780	$42,500	$—	$42,500	$78,382	$3,497,813

Cobalt
Voisey’s Bay	$—	$—	$—	$—	$—	$—	$—	$393,327

Total mineral stream interests	$212,400	$62,580	$62,494	$87,326	$245,715	$333,041	$149,779	$5,785,795

Corporate
General and administrative						$(11,972)	$(7,627)
Interest expense						(5,659)	(5,459)
Other						(492)	(1,493)
Income tax recovery						3,224	—

Total corporate						$(14,899)	$(14,579)	$430,317

Consolidated						$318,142	$135,200	$6,216,112

1)	On May 10, 2018, the Company terminated the San Dimas SPA and concurrently entered into the San Dimas PMPA.
2)

Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Neves-Corvo, Minto, Aljustrel, and 777 silver interests, the non-operating Keno Hill, Loma de La Plata, Pascua-Lama and Rosemont silver interests as well as the previously owned Lagunas Norte, Pierina and Veladero silver interests which expired on March 31, 2018.

3)

Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests, the non-operating Victor gold interest and the Stobie gold interest which was placed into care and maintenance during the second quarter of 2017.

4)

Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating Minto and 777 gold interests and the non-operating Rosemont gold interest.

Three Months Ended June 30, 2017
(in thousands)	Sales	Cost of Sales	Depletion	Net Earnings	Cash Flow From Operations	Total Assets
Silver
San Dimas [1]	$14,298	$3,617	$1,238	$9,443	$10,680	$138,173
Peñasquito	28,519	6,769	4,724	17,026	21,750	410,876
Antamina	24,873	5,087	14,257	5,529	15,729	790,072
Constancia	9,659	3,296	4,113	2,250	6,363	269,036
Other [2]	31,465	9,942	6,821	14,702	21,216	766,091

Total silver interests	$108,814	$28,711	$31,153	$48,950	$75,738	$2,374,248

Gold
Sudbury [3]	$7,264	$2,329	$4,480	$455	$4,930	$391,757
Salobo	63,577	20,191	19,223	24,163	43,386	2,861,619
Constancia	2,949	942	964	1,043	2,007	123,758
Other [4]	17,080	4,808	3,952	8,320	12,192	39,240

Total gold interests	$90,870	$28,270	$28,619	$33,981	$62,515	$3,416,374

Total mineral stream interests	$199,684	$56,981	$59,772	$82,931	$138,253	$5,790,622

Corporate
General and administrative				$(9,069)	$(6,869)
Interest expense				(6,482)	(6,513)
Other				(324)	(190)
Income tax recovery				556	—

Total corporate				$(15,319)	$(13,572)	$205,388

Consolidated				$67,612	$124,681	$5,996,010

1)	On May 10, 2018, the Company terminated the San Dimas SPA and concurrently entered into the San Dimas PMPA.
2)

Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Neves-Corvo, Minto, and 777 silver interests, the non-operating Keno Hill, Aljustrel, Loma de La Plata, Pascua-Lama and Rosemont silver interests, the previously owned Lagunas Norte, Pierina and Veladero silver interests which expired on March 31, 2018 and the previously owned Cozamin silver interest which expired on April 4, 2017.

3)

Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests, the non-operating Victor gold interest and the Stobie gold interest which was placed into care and maintenance during the second quarter of 2017.

4)

Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating Minto and 777 gold interests and the non-operating Rosemont gold interest.

Six Months Ended June 30, 2018
(in thousands)	Sales	Cost of Sales	Depletion	Gross Margin	Gain on Disposal	Net Earnings	Cash Flow From Operations	Total Assets
Silver
San Dimas [1]	$40,594	$10,549	$3,575	$26,470	$245,715	$272,185	$30,045	$—
Peñasquito	45,935	11,568	8,198	26,169	—	26,169	34,367	395,052
Antamina	47,506	9,496	24,659	13,351	—	13,351	38,010	732,979
Constancia	16,406	5,807	7,030	3,569	—	3,569	10,599	254,773
Other [2]	54,372	18,186	11,284	24,902	—	24,902	36,037	511,851

Total silver interests	$204,813	$55,606	$54,746	$94,461	$245,715	$340,176	$149,058	$1,894,655

Gold
Sudbury [3]	$12,679	$3,834	$7,622	$1,223	$—	$1,223	$8,968	$372,366
Salobo	165,162	50,152	48,418	66,592	—	66,592	115,010	2,760,314
Constancia	7,168	2,168	2,026	2,974	—	2,974	5,001	120,025
San Dimas [1]	4,733	2,243	2,079	411	—	411	2,490	218,158
Other [4]	17,097	4,991	4,868	7,238	—	7,238	11,001	26,950

Total gold interests	$206,839	$63,388	$65,013	$78,438	$—	$78,438	$142,470	$3,497,813

Cobalt
Voisey’s Bay	$—	$—	$—	$—	$—	$—	$—	$393,327

Total mineral stream interests	$411,652	$118,994	$119,759	$172,899	$245,715	$418,614	$291,528	$5,785,795

Corporate
General and administrative						$(21,729)	$(17,497)
Interest expense						(11,249)	(11,055)
Other						(3,080)	(2,436)
Income tax recovery						3,709	—

Total corporate						$(32,349)	$(30,988)	$430,317

Consolidated						$386,265	$260,540	$6,216,112

1)	On May 10, 2018, the Company terminated the San Dimas SPA and concurrently entered into the San Dimas PMPA.
2)

Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Neves-Corvo, Minto, Aljustrel, and 777 silver interests, the non-operating Keno Hill, Loma de La Plata, Pascua-Lama and Rosemont silver interests as well as the previously owned Lagunas Norte, Pierina and Veladero silver interests which expired on March 31, 2018.

3)

Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests, the non-operating Victor gold interest and the Stobie gold interest which was placed into care and maintenance during the second quarter of 2017.

4)

Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating Minto and 777 gold interests and the non-operating Rosemont gold interest.

Six Months Ended June 30, 2017
(in thousands)	Sales	Cost of Sales	Depletion	Net Earnings	Cash Flow From Operations	Total Assets
Silver
San Dimas [1]	$28,265	$7,022	$2,402	$18,841	$21,243	$138,173
Peñasquito	43,214	10,320	7,201	25,693	32,894	410,876
Antamina	44,851	9,134	25,734	9,983	35,717	790,072
Constancia	16,346	5,557	6,935	3,854	10,586	269,036
Other [2]	67,302	20,378	14,544	32,380	44,695	766,091

Total silver interests	$199,978	$52,411	$56,816	$90,751	$145,135	$2,374,248

Gold
Sudbury [3]	$15,637	$5,083	$9,778	$776	$10,523	$391,757
Salobo	140,206	45,394	43,216	51,596	94,812	2,861,619
Constancia	5,756	1,869	1,912	1,975	3,874	123,758
Other [4]	36,058	10,515	11,993	13,550	21,186	39,240

Total gold interests	$197,657	$62,861	$66,899	$67,897	$130,395	$3,416,374

Total mineral stream interests	$397,635	$115,272	$123,715	$158,648	$275,530	$5,790,622

Corporate
General and administrative				$(16,967)	$(17,344)
Interest expense				(12,854)	(12,902)
Other				(419)	(680)
Income tax recovery				428	—

Total corporate				$(29,812)	$(30,926)	$205,388

Consolidated				$128,836	$244,604	$5,996,010

1)	On May 10, 2018, the Company terminated the San Dimas SPA and concurrently entered into the San Dimas PMPA.
2)

Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Neves-Corvo, Minto, and 777 silver interests, the non-operating Keno Hill, Aljustrel, Loma de La Plata, Pascua-Lama and Rosemont silver interests, the previously owned Lagunas Norte, Pierina and Veladero silver interests which expired on March 31, 2018 and the previously owned Cozamin silver interest which expired on April 4, 2017.

3)

Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests, the non-operating Victor gold interest and the Stobie gold interest which was placed into care and maintenance during the second quarter of 2017.

4)

Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating Minto and 777 gold interests and the non-operating Rosemont gold interest.

Schedule of Company's Geographical Information

The Company’s geographical information, which is based on the location of the mining operations to which the mineral stream interests relate, are summarized in the tables below:

	Sales				Carrying Amount at June 30, 2018
(in thousands)	Three Months Ended Jun 30, 2018		Six Months Ended Jun 30, 2018		Silver Interests	Gold Interests	Cobalt Interests	Total
North America
Canada	$15,448	7%	$33,917	8%	$35,546	$399,317	$393,327	$828,190	14%
United States	—	0%	—	0%	433	—	—	433	0%
Mexico	48,285	23%	92,693	23%	396,458	218,158	—	614,616	10%
Europe
Greece	2,763	1%	5,248	1%	7,108	—	—	7,108	0%
Portugal	2,916	1%	5,718	1%	23,141	—	—	23,141	0%
Sweden	4,882	2%	11,316	3%	38,623	—	—	38,623	1%
South America
Argentina/Chile [1]	1,723	2%	4,419	1%	264,411	—	—	264,411	5%
Brazil	92,327	43%	165,162	40%	—	2,760,314	—	2,760,314	48%
Peru	44,056	21%	93,179	23%	1,128,935	120,024	—	1,248,959	22%

Consolidated	$212,400	100%	$411,652	100%	$1,894,655	$3,497,813	$393,327	$5,785,795	100%

1)	Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.

	Sales				Carrying Amount at June 30, 2017
(in thousands)	Three Months Ended Jun 30, 2017		Six Months Ended Jun 30, 2017		Silver Interests	Gold Interests	Cobalt Interests	Total
North America
Canada	$27,106	14%	$57,519	15%	$38,775	$430,997	$—	$469,772	8%
United States	—	0%	—	0%	433	—	—	433	0%
Mexico	45,195	23%	78,828	20%	550,809	—	—	550,809	10%
Europe
Greece	2,021	1%	5,445	1%	11,347	—	—	11,347	0%
Portugal	1,918	1%	4,659	1%	24,135	—	—	24,135	0%
Sweden	6,750	3%	12,340	3%	41,064	—	—	41,064	1%
South America
Argentina/Chile [1]	2,496	1%	5,171	1%	497,612	—	—	497,612	9%
Brazil	63,577	32%	140,206	35%	—	2,861,619	—	2,861,619	49%
Peru	50,621	25%	93,467	24%	1,210,073	123,758	—	1,333,831	23%

Consolidated	$199,684	100%	$397,635	100%	$2,374,248	$3,416,374	$—	$5,790,622	100%

1)	Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.